Note 11 - Share-based Compensation (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value			$ 3,000	$ 400,000	$ 144,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.72	$ 5.80	$ 1.33
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	254,785		1,698,452
Share-based Payment Arrangement, Noncash Expense, Total	$ 2,142,000	$ 2,083,000	$ 2,774,000	$ 2,707,000	$ 942,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			1,698,452	796,399
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				46,254	490,849
Non-employees [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year 292 days
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 204,000
Share-based Payment Arrangement, Noncash Expense, Total			$ 176,000	$ 768,000	$ 545,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			4 years
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition			1 year
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount			$ 235,000
Share-based Payment Arrangement, Option [Member] | The 2016 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			7,932,494
Non-employee Directors and Employees [Member]
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount			$ 5,000,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	2 years 109 days		2 years 146 days
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 4,000,000
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	109 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	34,713		226,471
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 230,000
Restricted Stock Units (RSUs) [Member] | Non-employee Directors and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			226,471